Employee Severance Benefits - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
General and Administrative Expense
Restructuring Cost and Reserve [Line Items]
Employee severance benefits	$ 1,472	$ 295	$ 170
Selling and Marketing Expense
Restructuring Cost and Reserve [Line Items]
Employee severance benefits	$ 14	$ 0	$ 0